Income Tax (Income Loss from Continuing Operations Before Income Tax Expense from Domestic and Foreign Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (loss) from continuing operations:
Domestic	$ 869	$ 1,492	$ 1,545
Foreign	78	(2)	122
Income (loss) from continuing operations before provision for income tax	$ 947	$ 1,490	$ 1,667